1801 California St., Suite 5200 Denver, Colorado 80202

September 23, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Registration Statement on Form N-14 (File No. 333-233270)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Combined Information Statement/Prospectus and Statement of Additional Information, both dated September 18, 2019, do not differ from that contained in the Form N-14 registration statement for the Registrant (Post-Effective Amendment No. 1) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on September 18, 2019 via EDGAR (Accession Number 0001193125-19-248216).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.